13. STOCK-BASED COMPENSATION (Details 1) - ¥ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Exercise Price Per Share, minimum	¥ 4.75
Exercise Price Per Share, maximum	¥ 17.00
Options Outstanding, Ending	3,980,671	4,369,527	4,655,384
Weighted Average Fair Value	¥ 5.09
Weighted Average Remaining Life (Years)	3 years 6 months 4 days	4 years 10 months 6 days	5 years 2 months 1 day
Options Exercisable, Ending	3,388,739
Weighted Average Exercise Price	¥ 8.35